Sale of Steelmaking Coal Business and Discontinued Operations - Additional Information (Details) $ in Millions, $ in Billions						12 Months Ended
	Jul. 11, 2024 CAD ($)	Jul. 11, 2024 USD ($)	Jan. 03, 2024 CAD ($)	Jan. 03, 2024 USD ($)	Feb. 02, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash						$ 2,343	$ 399
Financial liabilities						19,941	27,901
Attributable to non-controlling interests (Note 30)						1,019	1,304
Profit from discontinued operations						1,206	2,620
Revenue from contracts with customers						9,065	6,476
Sale of minority interest in steelmaking coal business						$ 1,675	0
Discontinued operations
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proceeds from sale of business	$ 9,900	$ 7.3
Property, plant and equipment, asset derecognized	20,000
Property, plant and equipment, derecognized	17,000
Cash	256
Financial liabilities	8,000
Remeasurement of decommissioning and restoration provisions for closed operations	2,000
Attributable to non-controlling interests (Note 30)	3,000
Profit from discontinued operations							2,620
Gain on sale	81						(8)
Net of tax expense	$ 897
One Customer
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Revenue from contracts with customers							$ 1,500
NSC
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Sale of minority interest in steelmaking coal business			$ 1,700	$ 1.3
Fort Hills Energy Limited Partnership
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in joint operation					21.30%
Property, plant and equipment, derecognized					$ 1,300
Proceeds from disposal of mining assets					1,000
Disposal group, including discontinued operation, liabilities					269
Disposal group, including discontinued operation, liabilities, current					26
Disposal group, including discontinued operation, liabilities, noncurrent					243
Liabilities derecognized					$ 454
Elk Valley Resources Ltd.
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Sale of steelmaking coal business (Note 5)			$ 1,500
Elk Valley Resources Ltd. | NSC
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary			20.00%	20.00%
Elk Valley Resources Ltd. | POSCO
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary			3.00%	3.00%
Elk Valley Resources Ltd. | Glencore
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary			77.00%	77.00%
Elkview operations | NSC
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary			2.50%	2.50%
Elkview operations | POSCO
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary			2.50%	2.50%
Greenhill operations | POSCO
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Proportion of ownership interest in subsidiary			20.00%	20.00%